NOTES PAYABLE – RELATED PARTIES (Details Narrative) - USD ($)			9 Months Ended
	May 10, 2021	Jan. 07, 2021	Sep. 30, 2021
Debt Instrument, Description		In addition, pursuant to the terms of the Series B Convertible Preferred Stock certificate of designation and an amended and restated investor rights agreement among the Company and Ampersand and 1315 Capital, they each have the right to (1) approve certain of our actions, including our borrowing of money and any public offering of securities, and (2) designate two directors to our Board of Directors; provided, that certain of such rights held by 1315 Capital have been delegated pursuant to the related Support Agreement (See Note 16, Equity). As a result, the Company considers the Notes and Security Agreement to be a related party transaction.
Financing fees			$ 100,000
Debt Issuance Costs, Net			$ 18,000
Description of funded debt amount		The Notes contain certain negative covenants which prevent the Company from issuing any debt securities pursuant to which the Company issues shares, warrants or any other convertible security in the same transaction or a series of related transactions, except that Company may incur or enter into any capitalized and operating leases in the ordinary course of business consistent with past practice, or borrowed money or funded debt in an amount not to exceed $4.5 million (the “Debt Threshold”) that is subordinated to the Notes on terms acceptable to Ampersand and 1315 Capital; provided, that if the aggregate consolidated revenue recognized by the Company as reported on Form 10-K as filed with the SEC for any fiscal year ending after January 10, 2020 exceeds $45 million, the Debt Threshold for the following fiscal year shall increase to an amount equal to: (x) ten percent (10%); multiplied by (y) the consolidated revenue as reported by the Company on Form 10-K as filed with the SEC for the previous fiscal year.
Ampersand 2018 Limited Partnership [Member]
Interest rate		8.00%
Ampersand 2018 Limited Partnership [Member] | Series B Convertible Preferred Stock [Member]
[custom:NumberOfHoldsShares]		28,000
Stock Issued During Period, Shares, Conversion of Convertible Securities		4,666,666
[custom:FullyDilutedPercentageOfCommonStock]		38.90%
1315 Capital [Member] | Series B Convertible Preferred Stock [Member]
[custom:NumberOfHoldsShares]		19,000
Stock Issued During Period, Shares, Conversion of Convertible Securities		3,166,668
[custom:FullyDilutedPercentageOfCommonStock]		26.40%
Security Agreement [Member]
Promissory note	$ 7,500,000
Interest rate	8.00%
Debt Instrument, Maturity Date	Jun. 30, 2021
Security Agreement [Member] | Ampersand 2018 Limited Partnership [Member]
Promissory note	$ 4,500,000	$ 3,000,000
Security Agreement [Member] | 1315 Capital [Member]
Promissory note	$ 3,000,000.0	$ 2,000,000